Related parties - Lease and sublease agreements - Vasta Platform (Successor) (Details 4) - Vasta Platform (Successor) R$ in Thousands	Dec. 05, 2019 BRL (R$)
Editora e Distribuidora Educacional S.A (“EDE”) | Somos - Anglo
Transactions held with Related parties
Sale Leaseback Transactions, Monthly Rental Payments	R$ 390
Somos - Anglo | Editora Scipione S.A.
Transactions held with Related parties
Sale Leaseback Transactions, Monthly Rental Payments	439
Somos - Anglo | Editora Scipione S.A. | Pernambuco (Recife)
Transactions held with Related parties
Operating lease transaction, Monthly rental payments	R$ 35
Maturity term	60 months
Somos - Anglo | Editora Scipione S.A. | Bahia (Salvador)
Transactions held with Related parties
Operating lease transaction, Monthly rental payments	R$ 35
Maturity term	60 months
Somos - Anglo | SGE Comercio De Material Didatico Ltda.
Transactions held with Related parties
Sale Leaseback Transactions, Monthly Rental Payments	R$ 15
Somos - Anglo | Somos Idiomas SA
Transactions held with Related parties
Sale Leaseback Transactions, Monthly Rental Payments	3
Somos - Anglo | Saraiva Educacao S.A.
Transactions held with Related parties
Sale Leaseback Transactions, Monthly Rental Payments	113
Somos - Anglo | Livraria Livro Facil Ltda
Transactions held with Related parties
Sale Leaseback Transactions, Monthly Rental Payments	82
Somos - Anglo | Editora e Distribuidora Educacional S.A (“EDE”)
Transactions held with Related parties
Sale Leaseback Transactions, Monthly Rental Payments	R$ 43